INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase in deferred tax liability for acquisition of interest in foreign investments		$ 880
Derecognized deferred tax liabilities due to disposal	$ 0	(3)
Deferred tax assets	1,404	1,745
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	396	634
Operating loss subject to future amortization	43
Deductible temporary differences for which no deferred tax liability is recognised	346	599
Deferred tax (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax liability for deconsolidations	890
Derecognized deferred tax liabilities due to disposal	0	(3)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	172	174
Canada | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	336	685
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	336	685
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	760	672
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	0	24
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	90	114
Foreign countries | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	4	25
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 355	$ 548